Related Party Loans	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Related Party Loans [Text Block]

Note 3 — Related Party Loans

During the quarter ended July 31, 2012 the Company repaid $3,948 to the President for the related party debt. As of July 31, 2012, $68,813 is due to the President and Chief Financial Officer. The loans are unsecured, non-interest bearing and have no specific terms for repayment.

Note 5 — Related Party Transactions

During the year ended April 30, 2012 the Company borrowed $62,261 from the President. As of April 30, 2012, $72,761 is due to the President and Chief Financial Officer. The loans are unsecured, non-interest bearing and have no specific terms for repayment.